Organization and Description of Business	12 Months Ended
Jul. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ATIF Holdings Limited (“ATIF” or the “Company”), formerly known as Eternal Fairy International Limited and Asia Times Holdings Limited, was incorporated under the laws of the British Virgin Islands (“BVI”) on January 5, 2015, as a holding company to develop business opportunities in the People’s Republic of China (the “PRC” or “China”). The Company adopted its current name on March 7, 2019.

ATIF owns 100% equity interest of ATIF Limited (“ATIF HK”), formerly known as China Elite International Holdings Limited and Asia Times International Finance Limited, a limited liability company established in Hong Kong on January 6, 2015, and adopted its current name on March 7, 2019. ATIF HK acquired a financial and news media platform www.chinacnnm.com in September 2018.

On May 20, 2015, ATIF HK incorporated Huaya Consultant (Shenzhen) Co., Ltd. (“Huaya”) as a Wholly Foreign Owned Enterprise (“WFOE”) in China. On September 5, 2018, Huaya entered into a series of contractual arrangements with the owners of Qianhai Asia Era (Shenzhen) International Financial Service Co., Ltd. (“Qianhai”), a company incorporated on November 3, 2015, under the laws of China with a registered capital of RMB5 million (approximately $0.75 million), which had been fully funded in December 2017. Qianhai is primarily engaged in providing business advisory and financial consulting services to small and medium-sized enterprise customers in the PRC.

Qianhai originally owned a 100% controlled subsidiary Qianhai Asia Era (Shenzhen) International Fund Management Co., Ltd. (“Asia Era Fund”), which had limited operation since its inception on December 11, 2015. In connection with the reorganization of the legal structure for the initial public offering (“IPO”) of the Company, Asia Era Fund was spun off in two steps in August 2018 through September 2018.

Reorganization

A reorganization of the Company’s legal structure was completed on September 19, 2018 (the “Reorganization”). The Reorganization involved the transfer of the ownership interest in ATIF and the spinoff of Asia Era Fund. ATIF became the ultimate holding company of ATIF HK, Huaya, and Qianhai, which were all controlled by the same shareholders before and after the Reorganization.

On September 5, 2018, Huaya entered into a series of contractual arrangements with the owners of Qianhai. These agreements include an Exclusive Service Agreement, an Equity Pledge Agreement, a Call Option Agreement, and a Shareholders’ Voting Rights Proxy Agreement (collectively “VIE Agreements”). Pursuant to the above VIE Agreements, Huaya has the exclusive right to provide Qianhai consulting services related to business operations including technical and management consulting services. All the above contractual arrangements obligate Huaya to absorb a majority of the risk of loss from business activities of Qianhai and entitle Huaya to receive a majority of Qianhai’s residual returns. In essence, Huaya has gained effective control over Qianhai. Therefore, the Company believes that Qianhai should be considered as a Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation.”

Termination of VIE agreements with Qianai

On February 3, 2021, the Company closed termination of its variable interest entity (“VIE”) agreements with Qianhai Asia Times (Shenzhen) International Financial Services Co., Ltd. (“Qianhai”). Upon the termination, Qianhai transferred all of its business and employees to Huaya, a wholly owned subsidiary of the Company. The termination of the Qianhai VIE agreements did not contain any penalties or non-compete agreements.

Qianhai transferred all of its China-based business and employees to Huaya before termination of the VIE agreements. The termination of the VIE agreements did not discontinue our consulting service business because such services has been transferred to Huaya and ATIF Inc. to serve the clients located in China and the United States, respectively. The termination also did not cause material impairment of our long-lived assets (primarily including fixed assets such as office furniture and equipment and automobile) because all of the fixed assets have been transferred to our PRC subsidiary Huaya upon termination of the VIE agreements. The management believed the termination of Qianhai VIE agreements does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The termination is not accounted as discontinued operations in accordance with ASC 205-20 (see Note 5).

Initial Public Offering

On April 29, 2019, the Company completed its IPO of 2,074,672   ordinary shares (414,935 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) at a public offering price of $5.00   per share ($25.00 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021). The gross proceeds were approximately $10.4 million before deducting the underwriter’s commissions and other offering expenses, resulting in net proceeds of approximately $8.8 million to the Company. In connection with the offering, the Company’s ordinary shares began trading on the NASDAQ Capital Market on May 3, 2019, under the symbol “ATIF.”

Acquisition of Leaping Group Co,. Ltd. (“LGC”)

On April 22, 2020 , the Company completed an acquisition of 51.2% of the equity interest of Leaping Group Co., Ltd. (“LGC”) from its original shareholders for a total consideration of approximately $22.92 million, including cash consideration of $1.85 million and issuance of 9,940,002   shares (1,988,000 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) of ATIF’s common stock with fair value of approximately $21.07 million (see Note 4). LGC, through its subsidiaries and similar VIE contractual agreements, controls Leaping Media Group Co., Ltd. (“LMG”), an operating entity located in Shenyang, China. LMG, along with its operating subsidiaries, is engaged in the multi-channel advertising business, event planning and execution business, film production business and movie theater operating business (collectively “media business”) in China. LMG used to be one of the Company’s clients that sought business advisory services. Upon closing of the acquisition, ATIF owns 51.2% equity interest of LGC and hereby consolidates operations of LGC.

Disposition of LGC

On January 29, 2021, the Company completed a disposition of 51.2% of the equity interest of LGC. The Company sold all of its shares of LGC to Jiang Bo, Jiang Tao and Wang Di (collectively, the “Buyers”) in exchange for (i) 5,555,548 ordinary shares (1,111,110 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) of the Company owned by the Buyers and (ii) payment by the Buyers in the amount of $2,300,000 plus interest at an interest rate of 10% per annum on the unpaid amount if the principal amount of US$2,300,000 is not paid by January 14, 2022. All principal and accrued and unpaid interest shall be due on January 14, 2023.

In accordance with ASC 205-20, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. The disposition of LGC met the criteria in paragraph 205-20-45-1E and was reported as a discontinued operation (Note 4).

Setup of AITF GP and ATIF LP

On January 21, 2021, the Company incorporated ATIF-1 GP, LLC (“ATIF GP”) under the laws of Delaware of the United States. ATIF GP is a wholly owned subsidiary of the Company, and focuses on fund management business.

On February 16, 2021, ATIF-1, LP (“ATIF LP”) was established as a private equity fund through our indirectly-wholly owned subsidiary, ATIF-1 GP, LLC (“ATIF GP”), a Delaware limited liability company, as the general partner. The Company owns 31.25% limited partner interest in ATIF, LP. ATIF LP manages approximately $4.8 million  assets under management (“AUM”) as of September 30, 2021. The investment strategy of the fund involves directional long and short investments in equity securities, primarily issued by U.S. large capitalization companies, and American Depositary Receipts (“ADRs”) related to Chinese companies of various sizes, including private companies. The investment manager for the fund is ATIF Inc.